Net Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2025
Earnings per share [abstract]
Schedule of details of number of shares and loss used in computation
Year ended December 31
2025		2024		2023
Weighted average number of shares	Loss	Weighted average number of shares	Loss	Weighted average number of shares	Loss

11,376,571	(23,879)	9,959,723	(30,224)	9,013,144	(6,716)

Schedule of net profit (loss) per share from continuing and discontinued operations
	Year ended December 31
	2025	2024	2023

Basic and diluted loss per share:	(2.10)	(3.03)	(0.75)